Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
CORPORATE BONDS (40.2%)
	Airlines (1.1%)

1,605,426	Air Canada Pass Through Trust Series 2015-1, Class B* 3.875%, 09/15/24	$1,577,283

219,999	Air Canada Pass Through Trust Series 2015-2, Class B* 5.000%, 06/15/25	215,584

1,103,022	Alaska Airlines Pass Through Trust Series 2020-1, Class A* 4.800%, 02/15/29	1,088,716

687,196	Alaska Airlines Pass Through Trust Series 2020-1, Class B*µ 8.000%, 02/15/27	721,700

1,244,000	American Airlines Pass Through Trust Series 2021-1, Class B 3.950%, 01/11/32	1,043,293

	American Airlines, Inc. /AAdvantage Loyalty IP, Ltd.*

783,000	5.500%, 04/20/26	772,907

261,000	5.750%, 04/20/29	250,231

1,189,053	British Airways Pass Through Trust Series 2021-1, Class B* 3.900%, 03/15/33	1,027,235

834,214	JetBlue Pass Through Trust Series 2020-1, Class B 7.750%, 05/15/30	841,238

641,000	Spirit Loyalty Cayman, Ltd. / Spirit IP Cayman, Ltd.* 8.000%, 09/20/25	668,685

781,339	United Airlines Pass Through Trust Series 2014-2, Class B 4.625%, 03/03/24	777,026

499,349	United Airlines Pass Through Trust Series 2019-2, Class B 3.500%, 11/01/29	432,561

		9,416,459

	Communication Services (4.5%)

1,200,000	Altice France, SA* 5.500%, 10/15/29	1,037,772

1,255,000	APi Escrow Corp.* 4.750%, 10/15/29	1,059,119

1,625,000	Arrow Bidco, LLC* 9.500%, 03/15/24	1,639,072

	Audacy Capital Corp.*

522,000	6.750%, 03/31/29	253,128

490,000	6.500%, 05/01/27	243,153

783,000	Beasley Mezzanine Holdings, LLC*^ 8.625%, 02/01/26	597,249

398,000	Cincinnati Bell Telephone Company, LLC 6.300%, 12/01/28	364,405

1,585,000	Consolidated Communications, Inc.* 6.500%, 10/01/28	1,365,668

	CSC Holdings, LLC*

2,235,000	5.500%, 04/15/27^	2,166,810

1,750,000	5.750%, 01/15/30	1,413,877

1,630,000	5.375%, 02/01/28^	1,550,146

1,600,000	4.625%, 12/01/30	1,218,240

475,000	4.500%, 11/15/31	404,667

PRINCIPAL AMOUNT		VALUE

	Diamond Sports Group, LLC / Diamond Sports Finance Company*

750,000	6.625%, 08/15/27	$74,167

585,000	5.375%, 08/15/26	128,285

1,950,000	DIRECTV Holdings, LLC / DIRECTV Financing Company, Inc.* 5.875%, 08/15/27	1,823,757

987,000	Embarq Corp. 7.995%, 06/01/36	814,571

1,060,000	Frontier California, Inc. 6.750%, 05/15/27	1,023,101

	Frontier Communications Holdings, LLC*

658,000	5.000%, 05/01/28	618,500

261,000	8.750%, 05/15/30	277,521

1,165,000	Frontier Florida, LLC@ 6.860%, 02/01/28	1,105,049

1,555,000	Frontier North, Inc.@ 6.730%, 02/15/28	1,484,045

	Go Daddy Operating Company, LLC / GD Finance Company, Inc.*

905,000	3.500%, 03/01/29	807,776

270,000	5.250%, 12/01/27	264,352

290,000	Hughes Satellite Systems Corp. 5.250%, 08/01/26	294,420

	Intelsat Jackson Holdings, SA@&

790,000	9.750%, 07/15/25*	1

510,000	5.500%, 08/01/23	1

1,295,000	LCPR Senior Secured Financing DAC* 6.750%, 10/15/27	1,268,906

677,024	Ligado Networks, LLC* 15.500%, 11/01/23 15.500% PIK rate	360,542

	Lumen Technologies, Inc.

1,638,000	7.600%, 09/15/39	1,327,845

1,240,000	4.000%, 02/15/27*	1,152,592

519,000	4.500%, 01/15/29*	411,889

522,000	Match Group Holdings II, LLC*^ 3.625%, 10/01/31	443,272

910,000	Midas OpCo Holdings, LLC* 5.625%, 08/15/29	766,629

	Netflix, Inc.

835,000	4.875%, 06/15/30*^	821,047

525,000	4.875%, 04/15/28	521,498

520,000	Paramount Global‡ 6.375%, 03/30/62 5 year CMT + 4.00%	492,898

	Scripps Escrow II, Inc.*

514,000	3.875%, 01/15/29	459,279

257,000	5.375%, 01/15/31	219,373

1,970,000	Scripps Escrow, Inc.* 5.875%, 07/15/27	1,884,640

	Sirius XM Radio, Inc.*

1,350,000	5.500%, 07/01/29^	1,326,969

781,000	4.000%, 07/15/28	725,893

515,000	3.125%, 09/01/26	485,666

261,000	3.875%, 09/01/31	224,397

525,000	Spanish Broadcasting System, Inc.*^ 9.750%, 03/01/26	424,237

1,915,000	Sprint Corp. 7.125%, 06/15/24	2,006,882

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

805,000	Telecom Italia Capital, SA 6.000%, 09/30/34	$636,916

522,000	Telesat Canada / Telesat, LLC* 4.875%, 06/01/27	307,688

930,000	United States Cellular Corp. 6.700%, 12/15/33	925,499

131,000	Univision Communications, Inc.* 4.500%, 05/01/29	118,606

		39,342,015

	Consumer Discretionary (6.7%)

	American Axle & Manufacturing, Inc.

1,090,000	6.875%, 07/01/28	1,050,804

103,000	5.000%, 10/01/29^	90,168

	Ashton Woods USA, LLC / Ashton Woods Finance Company*

780,000	6.625%, 01/15/28	684,333

652,000	4.625%, 08/01/29	508,169

261,000	4.625%, 04/01/30	198,825

	At Home Group, Inc.*^

795,000	4.875%, 07/15/28	626,349

515,000	7.125%, 07/15/29	349,943

307,000	Avis Budget Car Rental, LLC / Avis Budget Finance, Inc.*^ 5.375%, 03/01/29	280,260

	Bath & Body Works, Inc.^

1,369,000	6.694%, 01/15/27	1,351,778

1,285,000	6.875%, 11/01/35	1,182,418

	Caesars Entertainment, Inc.*

657,000	4.625%, 10/15/29^	557,379

512,000	8.125%, 07/01/27^	513,203

512,000	6.250%, 07/01/25	512,640

	Carnival Corp.*

512,000	10.500%, 02/01/26	538,276

257,000	7.625%, 03/01/26	221,855

1,219,000	Carriage Services, Inc.* 4.250%, 05/15/29	1,062,749

775,000	Carvana Company* 4.875%, 09/01/29	464,667

	CCO Holdings, LLC / CCO Holdings Capital Corp.*

3,350,000	5.125%, 05/01/27	3,290,202

1,150,000	4.750%, 03/01/30	1,047,443

1,035,000	4.250%, 02/01/31	898,680

550,000	4.500%, 08/15/30	490,199

540,000	5.000%, 02/01/28	521,683

522,000	4.750%, 02/01/32	461,338

390,000	4.250%, 01/15/34	323,123

522,000	CDI Escrow Issuer, Inc.* 5.750%, 04/01/30	511,492

810,000	Cedar Fair, LP^ 5.250%, 07/15/29	775,769

260,000	Century Communities, Inc.* 3.875%, 08/15/29	223,772

	Dana, Inc.

855,000	4.250%, 09/01/30	721,363

522,000	4.500%, 02/15/32	436,314

	DISH DBS Corp.

1,300,000	5.250%, 12/01/26*	1,115,972

828,000	7.750%, 07/01/26	685,518

650,000	7.375%, 07/01/28	463,645

1,510,000	Empire Resorts, Inc.* 7.750%, 11/01/26	1,359,408

1,142,000	Everi Holdings, Inc.* 5.000%, 07/15/29	1,048,322

PRINCIPAL AMOUNT		VALUE

	Ford Motor Credit Company, LLC

1,650,000	4.000%, 11/13/30	$1,465,645

1,400,000	4.063%, 11/01/24	1,378,916

1,280,000	5.113%, 05/03/29	1,239,270

1,250,000	4.134%, 08/04/25	1,226,125

800,000	2.900%, 02/16/28	700,176

500,000	4.389%, 01/08/26	489,510

200,000	4.950%, 05/28/27^	196,638

	Gap, Inc.*^

391,000	3.875%, 10/01/31	283,702

52,000	3.625%, 10/01/29	38,196

	goeasy, Ltd.*

1,795,000	5.375%, 12/01/24	1,708,122

962,000	4.375%, 05/01/26^	829,234

784,000	Goodyear Tire & Rubber Company^ 5.000%, 07/15/29	715,329

445,000	Group 1 Automotive, Inc.* 4.000%, 08/15/28	398,542

1,943,000	Guitar Center, Inc.* 8.500%, 01/15/26	1,782,819

	International Game Technology, PLC*

1,350,000	6.250%, 01/15/27	1,369,696

200,000	4.125%, 04/15/26	191,066

1,175,000	JBS USA LUX, SA / JBS USA Food Company / JBS USA Finance, Inc.*^ 5.125%, 02/01/28	1,173,190

1,045,000	Liberty Interactive, LLC^ 8.250%, 02/01/30	689,784

	Life Time, Inc.*

783,000	8.000%, 04/15/26^	738,956

525,000	5.750%, 01/15/26	493,868

672,000	Lindblad Expeditions, LLC* 6.750%, 02/15/27	618,227

685,000	M/I Homes, Inc. 3.950%, 02/15/30	572,270

	Macy’s Retail Holdings, LLC*

1,092,000	6.700%, 07/15/34	1,057,744

652,000	5.875%, 03/15/30	563,830

1,200,000	Mclaren Finance, PLC*^ 7.500%, 08/01/26	1,042,356

1,329,000	Midwest Gaming Borrower, LLC / Midwest Gaming Finance Corp.* 4.875%, 05/01/29	1,214,879

1,443,000	Mohegan Gaming & Entertainment* 8.000%, 02/01/26	1,282,192

	Nordstrom, Inc.

500,000	5.000%, 01/15/44^	369,405

499,000	4.250%, 08/01/31	404,973

1,195,000	Penn National Gaming, Inc.*^ 4.125%, 07/01/29	995,256

1,460,000	Premier Entertainment Sub, LLC / Premier Entertainment Finance Corp.*^ 5.625%, 09/01/29	1,181,490

2,564,000	Rite Aid Corp.*^ 8.000%, 11/15/26	2,176,990

1,475,000	Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed* 4.625%, 03/01/29	1,342,943

1,173,000	Sonic Automotive, Inc.* 4.625%, 11/15/29	1,014,633

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

753,000	Speedway Motorsports, LLC / Speedway Funding II, Inc.* 4.875%, 11/01/27	$685,396

810,000	Taylor Morrison Communities, Inc.* 5.750%, 01/15/28	785,740

262,000	Viking Cruises, Ltd.* 13.000%, 05/15/25	277,539

1,215,000	Vista Outdoor, Inc.* 4.500%, 03/15/29	937,069

1,045,000	VOC Escrow, Ltd.* 5.000%, 02/15/28	930,970

258,000	Williams Scotsman International, Inc.* 4.625%, 08/15/28	242,210

		59,372,955

	Consumer Staples (1.7%)

1,191,000	Central Garden & Pet Company* 4.125%, 04/30/31	1,028,178

1,448,000	Edgewell Personal Care Company* 4.125%, 04/01/29	1,301,231

	Energizer Holdings, Inc.*

1,445,000	4.375%, 03/31/29	1,193,816

260,000	6.500%, 12/31/27	242,876

	JBS USA LUX, SA / JBS USA Food Company / JBS USA Finance, Inc.*

1,575,000	5.500%, 01/15/30	1,536,538

429,000	6.500%, 04/15/29	438,254

517,000	Kraft Heinz Foods Company 4.375%, 06/01/46	456,423

672,000	New Albertsons, LP 7.750%, 06/15/26	688,827

1,043,000	Performance Food Group, Inc.* 4.250%, 08/01/29	928,270

	Petsmart, Inc. / PetSmart Finance Corp.*

650,000	7.750%, 02/15/29^	627,998

325,000	4.750%, 02/15/28	308,279

1,525,000	Pilgrim’s Pride Corp.* 5.875%, 09/30/27	1,526,434

	Post Holdings, Inc.*

477,000	5.750%, 03/01/27	477,782

260,000	5.500%, 12/15/29	245,866

127,000	4.625%, 04/15/30	113,913

986,000	Prestige Brands, Inc.* 3.750%, 04/01/31	848,591

1,130,000	United Natural Foods, Inc.*^ 6.750%, 10/15/28	1,138,317

1,628,000	Vector Group, Ltd.* 5.750%, 02/01/29	1,479,298

		14,580,891

	Energy (3.9%)

	Antero Resources Corp.*

521,000	5.375%, 03/01/30	512,523

344,000	7.625%, 02/01/29	363,312

1,037,000	Apache Corp.^ 5.100%, 09/01/40	926,352

	Buckeye Partners, LP

810,000	3.950%, 12/01/26^	754,969

545,000	5.850%, 11/15/43	408,369

1,200,000	Callon Petroleum Company* 7.500%, 06/15/30	1,154,232

PRINCIPAL AMOUNT		VALUE

	Cheniere Energy Partners, LP

521,000	3.250%, 01/31/32	$454,958

263,000	4.000%, 03/01/31	243,861

520,000	Cheniere Energy, Inc. 4.625%, 10/15/28	507,634

780,000	Chesapeake Energy Corp.* 6.750%, 04/15/29	808,486

1,590,000	DCP Midstream Operating, LP*‡ 5.850%, 05/21/43 3 mo. USD LIBOR + 3.85%	1,383,952

13,501	Diamond Foreign Asset Company / Diamond Finance, LLC 9.000%, 04/22/27 13.000% PIK rate	13,135

548,000	DT Midstream, Inc.* 4.125%, 06/15/29	506,078

1,044,000	Earthstone Energy Holdings, LLC*^ 8.000%, 04/15/27	999,035

	Energy Transfer, LP‡

1,520,000	5.800%, 11/01/66 3 mo. USD LIBOR + 3.02%	1,073,865

764,000	6.500%, 11/15/26 5 year CMT + 5.69%	693,811

	EnLink Midstream Partners, LP

1,300,000	6.000%, 12/15/22‡ 3 mo. USD LIBOR + 4.11%	903,539

1,125,000	4.850%, 07/15/26	1,115,921

782,000	EQM Midstream Partners, LP* 7.500%, 06/01/27	800,174

1,017,000	Genesis Energy, LP / Genesis Energy Finance Corp. 6.250%, 05/15/26	947,254

845,000	Gulfport Energy Operating Corp.* 8.000%, 05/17/26	849,386

	Gulfport Energy Operating Corp.

1,015,000	6.375%, 05/15/25&	1

310,206	8.000%, 05/17/26^	311,816

1,200,000	Hilcorp Energy I, LP / Hilcorp Finance Company* 6.000%, 04/15/30	1,105,404

782,000	Howard Midstream Energy Partners, LLC* 6.750%, 01/15/27	674,326

	Laredo Petroleum, Inc.

875,000	10.125%, 01/15/28^	891,179

519,000	9.500%, 01/15/25	532,862

250,000	7.750%, 07/31/29*^	238,990

1,145,000	Magnolia Oil & Gas Operating, LLC / Magnolia Oil & Gas Finance Corp.* 6.000%, 08/01/26	1,091,334

	Moss Creek Resources Holdings, Inc.*

540,000	10.500%, 05/15/27	519,923

495,000	7.500%, 01/15/26	451,841

528,000	Murphy Oil Corp. 6.375%, 07/15/28	527,937

	New Fortress Energy, Inc.*

1,041,000	6.750%, 09/15/25	1,017,484

522,000	6.500%, 09/30/26	494,720

	Occidental Petroleum Corp.

646,000	6.625%, 09/01/30	717,267

520,000	5.875%, 09/01/25	536,089

387,000	6.125%, 01/01/31^	414,872

193,000	6.375%, 09/01/28	208,216

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

947,000	Par Petroleum, LLC / Par Petroleum Finance Corp.* 7.750%, 12/15/25	$901,307

1,110,000	Parkland Corp.* 5.875%, 07/15/27	1,088,832

1,043,000	Patterson-UTI Energy, Inc. 5.150%, 11/15/29	933,381

1,040,000	Plains All American Pipeline, LP‡ 6.125%, 11/15/22 3 mo. USD LIBOR + 4.11%	791,991

1,460,000	Rockcliff Energy II, LLC* 5.500%, 10/15/29	1,409,922

	Southwestern Energy Company

525,000	5.375%, 02/01/29	513,681

520,000	5.375%, 03/15/30	512,600

261,000	4.750%, 02/01/32	243,855

261,000	Sunoco, LP / Finance Corp. Company 4.500%, 04/30/30	229,317

	Venture Global Calcasieu Pass, LLC*

260,000	4.125%, 08/15/31	240,635

260,000	3.875%, 08/15/29	240,963

725,000	W&T Offshore, Inc.* 9.750%, 11/01/23	700,560

	Weatherford International, Ltd.*

1,117,000	6.500%, 09/15/28	1,065,719

785,000	8.625%, 04/30/30	712,670

		34,740,540

	Financials (7.7%)

	Acrisure, LLC / Acrisure Finance, Inc.*

1,566,000	6.000%, 08/01/29	1,306,717

1,387,000	7.000%, 11/15/25	1,333,295

1,562,000	Aethon United BR, LP / Aethon United Finance Corp.* 8.250%, 02/15/26	1,612,968

1,601,000	AG Issuer, LLC* 6.250%, 03/01/28	1,450,426

	Alliant Holdings Intermediate, LLC / Alliant Holdings Co-Issuer*

2,250,000	6.750%, 10/15/27	2,138,152

260,000	5.875%, 11/01/29	226,616

260,000	4.250%, 10/15/27	243,734

	Ally Financial, Inc.

1,173,000	4.700%, 05/15/26‡ 5 year CMT + 3.87%	989,038

844,000	8.000%, 11/01/31	956,184

480,000	4.700%, 05/15/28‡ 7 year CMT + 3.48%	380,842

1,200,000	American Finance Trust, Inc. / American Finance Operating Partner, LP* 4.500%, 09/30/28	968,580

2,082,000	AmWINS Group, Inc.* 4.875%, 06/30/29	1,897,014

2,385,000	AssuredPartners, Inc.* 7.000%, 08/15/25	2,364,131

1,146,000	Aviation Capital Group, LLC* 3.500%, 11/01/27	1,007,128

252,000	Bank of New York Mellon Corp.µ‡ 3.750%, 12/20/26 5 year CMT + 2.63%	219,212

2,084,000	BroadStreet Partners, Inc.* 5.875%, 04/15/29	1,803,473

PRINCIPAL AMOUNT		VALUE

	Brookfield Property REIT, Inc. / BPR Cumulus, LLC / BPR Nimbus, LLC / GGSI Sellco, LLC*

2,070,000	4.500%, 04/01/27	$1,821,352

1,282,000	5.750%, 05/15/26	1,250,899

1,000,000	Burford Capital Global Financial, LLC* 6.875%, 04/15/30	892,480

273,000	Capital One Financial Corp.^‡ 3.950%, 09/01/26 5 year CMT + 3.16%	237,027

1,173,000	Castlelake Aviation Finance DAC*^ 5.000%, 04/15/27	985,308

	Credit Acceptance Corp.

1,335,000	6.625%, 03/15/26^	1,347,856

1,045,000	5.125%, 12/31/24*	1,010,191

1,346,000	Enact Holdings, Inc.* 6.500%, 08/15/25	1,356,351

1,503,000	Global Net Lease, Inc. / Global Net Lease Operating Partnership, LP* 3.750%, 12/15/27	1,318,447

1,688,000	Greystar Real Estate Partners, LLC* 5.750%, 12/01/25	1,688,068

	HUB International, Ltd.*

3,419,000	7.000%, 05/01/26	3,381,904

1,571,000	5.625%, 12/01/29	1,416,634

	Icahn Enterprises, LP / Icahn Enterprises Finance Corp.

1,285,000	5.250%, 05/15/27	1,238,265

781,000	4.375%, 02/01/29	703,790

2,090,000	ILFC E-Capital Trust II*‡ 5.100%, 12/21/65 3 mo. USD LIBOR + 1.80%	1,604,660

2,390,000	Iron Mountain, Inc.* 5.250%, 03/15/28	2,297,196

2,640,000	Jefferies Finance, LLC / JFIN Co-Issuer Corp.* 5.000%, 08/15/28	2,222,088

	Ladder Capital Finance Holdings, LLLP / Ladder Capital Finance Corp.*

2,029,000	5.250%, 10/01/25	1,919,414

522,000	4.750%, 06/15/29	447,088

1,481,000	LD Holdings Group, LLC*^ 6.125%, 04/01/28	901,544

	Level 3 Financing, Inc.

1,080,000	4.250%, 07/01/28*	947,171

565,000	5.375%, 05/01/25	565,678

519,000	3.875%, 11/15/29*	462,533

774,000	LPL Holdings, Inc.* 4.000%, 03/15/29	720,509

2,250,000	MetLife, Inc. 6.400%, 12/15/66	2,356,582

	Navient Corp.

2,298,000	5.000%, 03/15/27^	2,078,242

1,200,000	4.875%, 03/15/28	1,030,764

	OneMain Finance Corp.

715,000	3.875%, 09/15/28	593,107

553,000	7.125%, 03/15/26	539,546

517,000	Park Intermediate Holdings, LLC / PK Domestic Property, LLC / PK Finance Co-Issuer* 5.875%, 10/01/28	507,596

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

1,602,000	PHH Mortgage Corp.*^ 7.875%, 03/15/26	$1,513,201

260,000	PNC Financial Services Group, Inc.µ‡ 6.000%, 05/15/27 5 year CMT + 3.00%	261,581

1,200,000	RHP Hotel Properties, LP / RHP Finance Corp.*^ 4.500%, 02/15/29	1,102,596

783,000	RLJ Lodging Trust, LP* 3.750%, 07/01/26	735,793

	Rocket Mortgage, LLC / Rocket Mortgage Co-Issuer, Inc.*

475,000	3.625%, 03/01/29	406,410

470,000	3.875%, 03/01/31	388,441

240,000	2.875%, 10/15/26	212,076

1,047,000	StoneX Group, Inc.* 8.625%, 06/15/25	1,070,631

250,000	SVB Financial Group^‡ 4.000%, 05/15/26 5 year CMT + 3.20%	204,817

	United Wholesale Mortgage, LLC*

1,212,000	5.500%, 04/15/29	1,040,514

525,000	5.750%, 06/15/27	459,559

525,000	Uniti Group, LP / Uniti Group Finance, Inc. / CSL Capital, LLC* 6.500%, 02/15/29	397,026

525,000	US Bancorpµ‡ 3.700%, 01/15/27 5 year CMT + 2.54%	440,753

1,200,000	VZ Secured Financing, BV* 5.000%, 01/15/32	1,072,836

	XHR, LP*

1,091,000	6.375%, 08/15/25	1,099,564

522,000	4.875%, 06/01/29	470,473

		67,616,071

	Health Care (3.3%)

	Bausch Health Americas, Inc.*^

2,935,000	8.500%, 01/31/27	1,857,503

525,000	9.250%, 04/01/26	367,878

	Bausch Health Companies, Inc.*

2,020,000	7.250%, 05/30/29	1,108,233

1,150,000	5.000%, 01/30/28	614,733

391,000	6.125%, 02/01/27^	333,988

523,000	Charles River Laboratories International, Inc.* 3.750%, 03/15/29	487,467

130,000	CHS/Community Health Systems, Inc.* 5.250%, 05/15/30	109,324

	CHS/Community Health Systems, Inc.*

2,075,000	6.125%, 04/01/30^	1,117,325

1,180,000	8.000%, 03/15/26	1,127,643

594,000	6.875%, 04/15/29	331,066

	DaVita, Inc.*

2,079,000	4.625%, 06/01/30	1,713,158

1,220,000	3.750%, 02/15/31	934,691

	Embecta Corp.*

783,000	5.000%, 02/15/30	678,235

260,000	6.750%, 02/15/30	240,328

	Encompass Health Corp.

525,000	4.750%, 02/01/30	485,567

525,000	4.500%, 02/01/28	486,365

PRINCIPAL AMOUNT		VALUE

1,234,000	HCA, Inc. 7.500%, 11/06/33	$1,411,190

340,000	Jazz Securities DAC* 4.375%, 01/15/29	327,760

445,000	Mallinckrodt International Finance, SA / Mallinckrodt CB, LLC* 10.000%, 06/15/29	272,171

	Medline Borrower, LP*

1,297,000	5.250%, 10/01/29^	1,172,903

1,295,000	3.875%, 04/01/29	1,170,408
	Organon & Company / Organon Foreign Debt Co-Issuer, BV*

1,900,000	5.125%, 04/30/31	1,782,466

450,000	4.125%, 04/30/28	427,671

1,103,000	Team Health Holdings, Inc.*^ 6.375%, 02/01/25	752,323
	Tenet Healthcare Corp.

2,465,000	6.250%, 02/01/27*	2,493,002

1,420,000	6.875%, 11/15/31	1,390,379

1,350,000	4.875%, 01/01/26*	1,331,451
	Teva Pharmaceutical Finance Netherlands III, BV

2,105,000	6.000%, 04/15/24	2,137,712

1,000,000	4.750%, 05/09/27	949,430

600,000	7.125%, 01/31/25	617,274

500,000	3.150%, 10/01/26	448,870

		28,678,514

	Industrials (6.6%)

1,257,000	Abercrombie & Fitch Management Company* 8.750%, 07/15/25	1,237,353

1,200,000	ACCO Brands Corp.*^ 4.250%, 03/15/29	1,051,908

1,150,000	AerCap Holdings, NV^‡ 5.875%, 10/10/79 5 year CMT + 4.54%	1,026,168

1,055,000	Air Lease Corp.‡ 4.125%, 12/15/26 5 year CMT + 3.15%	790,564

	Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons, LP / Albertsons, LLC*

1,750,000	4.625%, 01/15/27	1,662,657

1,300,000	5.875%, 02/15/28	1,267,240

514,000	3.500%, 03/15/29	447,154

	Allison Transmission, Inc.*

900,000	4.750%, 10/01/27	856,809

255,000	3.750%, 01/30/31	220,417

260,000	American Airlines Group, Inc.*^ 3.750%, 03/01/25	228,270

587,000	Arcosa, Inc.* 4.375%, 04/15/29	526,152

2,650,000	ARD Finance, SA* 6.500%, 06/30/27 7.250% PIK rate	2,010,926

540,000	Avolon Holdings Funding, Ltd.*µ 5.250%, 05/15/24	533,990

821,000	Beacon Roofing Supply, Inc.*^ 4.125%, 05/15/29	728,194

1,044,000	BWX Technologies, Inc.*^ 4.125%, 04/15/29	981,715

540,000	Cascades, Inc. / Cascades USA, Inc.* 5.375%, 01/15/28	489,780

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

257,000	Delta Air Lines, Inc. 7.375%, 01/15/26	$270,325

	Delta Air Lines, Inc. / SkyMiles IP, Ltd.*

257,000	4.750%, 10/20/28	252,140

128,000	4.500%, 10/20/25µ	126,847

1,360,000	Deluxe Corp.* 8.000%, 06/01/29	1,189,415

522,000	Dun & Bradstreet Corp.* 5.000%, 12/15/29	485,773

783,000	Eco Material Technologies, Inc.* 7.875%, 01/31/27	702,562

1,302,000	Endurance International Group Holdings, Inc.* 6.000%, 02/15/29	964,417

500,000	EnerSys*^ 4.375%, 12/15/27	460,540

1,200,000	Fly Leasing, Ltd.* 7.000%, 10/15/24	659,628

518,000	GFL Environmental, Inc.* 3.750%, 08/01/25	503,180

582,000	Graham Packaging Company, Inc.*^ 7.125%, 08/15/28	494,846

535,000	Granite US Holdings Corp.*^ 11.000%, 10/01/27	498,213

	Graphic Packaging International, LLC*

675,000	4.750%, 07/15/27	663,140

484,000	3.500%, 03/01/29	439,274

1,141,000	Great Lakes Dredge & Dock Corp.* 5.250%, 06/01/29	1,029,239

2,438,000	H&E Equipment Services, Inc.* 3.875%, 12/15/28	2,135,566

1,549,000	Hawaiian Brand Intellectual Property, Ltd. / HawaiianMiles Loyalty, Ltd.* 5.750%, 01/20/26	1,509,748

1,350,000	Herc Holdings, Inc.* 5.500%, 07/15/27	1,352,160

1,550,000	Howmet Aerospace, Inc. 5.125%, 10/01/24	1,570,072

1,210,000	IEA Energy Services, LLC* 6.625%, 08/15/29	1,196,642

1,319,000	JELD-WEN, Inc.* 4.625%, 12/15/25	1,219,350

1,690,000	Ken Garff Automotive, LLC* 4.875%, 09/15/28	1,436,010

515,000	MasTec, Inc.* 4.500%, 08/15/28	476,272

780,000	Meritor, Inc.*^ 4.500%, 12/15/28	777,832

650,000	Moog, Inc.* 4.250%, 12/15/27	607,744

1,415,000	Nationstar Mortgage Holdings, Inc.* 5.500%, 08/15/28	1,243,856

1,040,000	Novelis Corp.* 4.750%, 01/30/30	962,998

390,000	OI European Group, BV* 4.750%, 02/15/30	327,990

1,200,000	Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer, LLC* 4.000%, 10/15/27	1,061,556

PRINCIPAL AMOUNT		VALUE

1,573,000	Patrick Industries, Inc.* 4.750%, 05/01/29	$1,226,279

1,260,000	Peninsula Pacific Entertainment, LLC / Peninsula Pacific Entertainment Finance Inc.* 8.500%, 11/15/27	1,361,984

1,121,000	Picasso Finance Sub, Inc.* 6.125%, 06/15/25	1,136,616

	QVC, Inc.

653,000	4.375%, 09/01/28	509,882

525,000	5.450%, 08/15/34^	374,740

400,000	Sensata Technologies, BV* 4.000%, 04/15/29	364,536

519,000	Sensata Technologies, Inc.* 3.750%, 02/15/31	451,447

	Sinclair Television Group, Inc.*

774,000	4.125%, 12/01/30	664,518

515,000	5.500%, 03/01/30^	414,750

1,030,000	Standard Industries, Inc.*^ 5.000%, 02/15/27	995,639

2,125,000	Station Casinos, LLC*^ 4.500%, 02/15/28	1,929,160

835,000	Stericycle, Inc.* 3.875%, 01/15/29	763,858

779,000	STL Holding Company, LLC* 7.500%, 02/15/26	693,326

1,400,000	TransDigm UK Holdings, PLC 6.875%, 05/15/26	1,386,252

	TransDigm, Inc.

1,404,000	6.250%, 03/15/26*	1,411,820

815,000	7.500%, 03/15/27	829,507

522,000	Tronox, Inc.* 4.625%, 03/15/29	455,440

	United Rentals North America, Inc.

520,000	3.750%, 01/15/32	459,711

258,000	3.875%, 02/15/31^	235,758

1,039,000	Vertiv Group Corp.*^ 4.125%, 11/15/28	922,829

1,095,000	Wabash National Corp.* 4.500%, 10/15/28	907,854

915,000	Waste Pro USA, Inc.*^ 5.500%, 02/15/26	847,693

	WESCO Distribution, Inc.*

520,000	7.125%, 06/15/25	538,309

260,000	7.250%, 06/15/28	271,453

		57,829,993

	Information Technology (1.9%)

521,000	Booz Allen Hamilton, Inc.*^ 4.000%, 07/01/29	497,711

1,136,000	CommScope Technologies, LLC* 6.000%, 06/15/25	1,052,345

955,000	CommScope, Inc.* 4.750%, 09/01/29	830,649

	Dell International, LLC / EMC Corp.µ

1,265,000	6.020%, 06/15/26	1,344,569

576,000	6.100%, 07/15/27^	618,480

520,000	Fair Isaac Corp.* 4.000%, 06/15/28	487,994

604,000	II-VI, Inc.* 5.000%, 12/15/29	581,030

1,130,000	KBR, Inc.* 4.750%, 09/30/28	1,021,181

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	MPH Acquisition Holdings, LLC*

1,130,000	5.750%, 11/01/28^	$963,675

520,000	5.500%, 09/01/28	484,765

522,000	NCR Corp.* 5.125%, 04/15/29	502,232

638,000	Nielsen Finance, LLC / Nielsen Finance Company* 4.500%, 07/15/29	605,564

771,000	ON Semiconductor Corp.* 3.875%, 09/01/28	714,594

	Open Text Corp.*

780,000	3.875%, 02/15/28	723,746

391,000	3.875%, 12/01/29	352,748

391,000	Open Text Holdings, Inc.* 4.125%, 12/01/31	350,876

523,000	Playtika Holding Corp.* 4.250%, 03/15/29	468,807

715,000	PTC, Inc.* 4.000%, 02/15/28	680,480

1,450,000	TTM Technologies, Inc.*^ 4.000%, 03/01/29	1,276,174

	Twilio, Inc.^

725,000	3.625%, 03/15/29	637,891

259,000	3.875%, 03/15/31	229,803

1,300,000	Viavi Solutions, Inc.* 3.750%, 10/01/29	1,165,827

1,200,000	ZoomInfo Technologies, LLC / ZoomInfo Finance Corp.* 3.875%, 02/01/29	1,074,756

		16,665,897

	Materials (1.9%)

600,000	Alcoa Nederland Holding, BV*^ 4.125%, 03/31/29	564,732

500,000	Allegheny Technologies, Inc. 5.875%, 12/01/27	467,735

555,000	ArcelorMittal, SA 7.000%, 10/15/39	573,509

258,000	Carpenter Technology Corp. 7.625%, 03/15/30	234,958

780,000	Chemours Company* 4.625%, 11/15/29	685,230

1,640,000	Clearwater Paper Corp.* 4.750%, 08/15/28	1,475,032

	Commercial Metals Company

522,000	4.125%, 01/15/30	459,245

261,000	4.375%, 03/15/32	228,626

1,210,000	Constellium, SE*^ 3.750%, 04/15/29	1,032,795

520,000	Freeport-McMoRan, Inc. 5.450%, 03/15/43	488,545

770,000	HB Fuller Company 4.250%, 10/15/28	690,636

800,000	JW Aluminum Continuous Cast Company* 10.250%, 06/01/26	830,328

	Kaiser Aluminum Corp.*

1,180,000	4.625%, 03/01/28	1,037,704

130,000	4.500%, 06/01/31	104,697

735,000	LSF11 A5 HoldCo, LLC*^ 6.625%, 10/15/29	631,718

1,108,000	Mercer International, Inc. 5.125%, 02/01/29	1,039,171

1,006,000	OCI, NV*µ 4.625%, 10/15/25	981,363

PRINCIPAL AMOUNT		VALUE

1,550,000	Owens-Brockway Glass Container, Inc.*^ 6.625%, 05/13/27	$1,494,603

800,000	SCIL IV, LLC / SCIL USA Holdings, LLC* 5.375%, 11/01/26	671,240

261,000	Sealed Air Corp.* 5.000%, 04/15/29	259,661

1,194,000	Silgan Holdings, Inc. 4.125%, 02/01/28	1,142,921

521,000	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc.* 5.125%, 04/01/29	364,017

807,000	Univar Solutions USA, Inc.* 5.125%, 12/01/27	781,701

516,000	Valvoline, Inc.* 3.625%, 06/15/31	428,301

		16,668,468

	Real Estate (0.5%)

834,000	EPR Properties 3.750%, 08/15/29	721,151

	Forestar Group, Inc.*

750,000	5.000%, 03/01/28	660,263

551,000	3.850%, 05/15/26	488,280

1,168,000	MIWD Holdco II, LLC* 5.500%, 02/01/30	996,771

	Service Properties Trust

1,350,000	4.350%, 10/01/24	1,211,625

485,000	5.250%, 02/15/26	405,528

		4,483,618

	Special Purpose Acquisition Companies (0.1%)

	Fertitta Entertainment, LLC / Fertitta Entertainment Finance Company, Inc.*

1,045,000	6.750%, 01/15/30	855,510

524,000	4.625%, 01/15/29	488,971

		1,344,481

	Utilities (0.3%)

379,000	PPL Capital Funding, Inc.^‡ 4.915%, 03/30/67 3 mo. USD LIBOR + 2.67%	304,242

1,300,000	TerraForm Power Operating, LLC* 5.000%, 01/31/28	1,250,678

	Vistra Corp.*‡

525,000	7.000%, 12/15/26 5 year CMT + 5.74%	480,275

520,000	8.000%, 10/15/26 5 year CMT + 6.93%	504,421

		2,539,616

	TOTAL CORPORATE BONDS (Cost $390,165,178)	353,279,518

CONVERTIBLE BONDS (89.2%)
	Communication Services (8.6%)

	Liberty Media Corp.

10,000,000	0.500%, 12/01/50*	12,054,600

9,499,000	1.375%, 10/15/23	12,122,529

4,750,000	Liberty Media Corp. / Liberty Formula One 1.000%, 01/30/23	8,770,542

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

5,750,000	Match Group Financeco 3, Inc.*~ 2.000%, 01/15/30	$6,519,925

16,500,000	Sea, Ltd. 0.250%, 09/15/26	12,246,135

	Snap, Inc.

11,500,000	0.125%, 03/01/28*	7,828,970

6,000,000	0.750%, 08/01/26	5,281,740

11,000,000	Twitter, Inc. 0.250%, 06/15/24	11,202,950

		76,027,391

	Consumer Discretionary (19.3%)

12,250,000	Airbnb, Inc. 0.000%, 03/15/26	10,690,085

10,000,000	Booking Holdings, Inc.^ 0.750%, 05/01/25	13,470,700

7,500,000	Chegg, Inc.µ 0.000%, 09/01/26	5,648,475

	DISH Network Corp.µ

5,750,000	0.000%, 12/15/25	4,130,800

1,538,000	2.375%, 03/15/24	1,374,603

12,500,000	Draftkings, Inc. 0.000%, 03/15/28	7,558,500

14,000,000	Etsy, Inc.µ 0.125%, 09/01/27	12,726,000

18,500,000	Ford Motor Companyµ 0.000%, 03/15/26	19,758,185

1,750,000	Liberty Broadband Corp.* 2.750%, 09/30/50	1,674,785

12,250,000	Marriott Vacations Worldwide Corp. 0.000%, 01/15/26	12,257,350

6,500,000	NCL Corp., Ltd. - Class C* 1.125%, 02/15/27	4,458,610

375,000	Peloton Interactive, Inc. 0.000%, 02/15/26	247,973

16,750,000	Royal Caribbean Cruises, Ltd.^ 4.250%, 06/15/23	16,426,557

6,250,000	Shake Shack, Inc. 0.000%, 03/01/28	4,416,313

2,120,000	Tesla, Inc.~ 2.000%, 05/15/24	30,461,008

16,250,000	Vail Resorts, Inc.^ 0.000%, 01/01/26	14,771,575

13,750,000	Wayfair, Inc. 0.625%, 10/01/25	9,372,412

		169,443,931

	Energy (2.9%)

2,500,000	EQT Corp.µ 1.750%, 05/01/26	7,490,800

7,750,000	Pioneer Natural Resources Company 0.250%, 05/15/25	17,746,028

	SunEdison, Inc.@

10,545,000	0.250%, 01/15/49*	225,452

1,027,000	2.000%, 10/01/49	21,957

		25,484,237

	Financials (0.5%)

6,000,000	SoFi Technologies, Inc.*^ 0.000%, 10/15/26	4,222,020

	Health Care (15.3%)

6,000,000	Alphatec Holdings, Inc.* 0.750%, 08/01/26	4,874,880

PRINCIPAL AMOUNT		VALUE

10,250,000	CONMED Corp.* 2.250%, 06/15/27	$9,865,112

13,500,000	CryoPort, Inc.*µ 0.750%, 12/01/26	10,715,625

15,500,000	Dexcom, Inc.µ^ 0.250%, 11/15/25	14,776,460

2,599,000	Envista Holdings Corp.µ 2.375%, 06/01/25	5,199,325

7,500,000	Exact Sciences Corp.µ 0.375%, 03/15/27	5,837,325

6,500,000	Halozyme Therapeutics, Inc.µ 0.250%, 03/01/27	6,087,055

5,000,000	Insulet Corp.µ 0.375%, 09/01/26	6,292,000

9,750,000	Integra LifeSciences Holdings Corp.µ 0.500%, 08/15/25	9,429,128

10,905,000	Jazz Investments I, Ltd.µ^ 2.000%, 06/15/26	13,021,660

11,250,000	NeoGenomics, Inc. 0.250%, 01/15/28	7,271,100

4,250,000	NuVasive, Inc. 0.375%, 03/15/25	3,886,413

9,500,000	Omnicell, Inc. 0.250%, 09/15/25	11,816,860

8,750,000	Pacira BioSciences, Inc. 0.750%, 08/01/25	9,031,575

3,600,000	Repligen Corp. 0.375%, 07/15/24	6,932,484

1,840,000	Sarepta Therapeutics, Inc. 1.500%, 11/15/24	2,694,901

7,250,000	Tandem Diabetes Care, Inc.*^ 1.500%, 05/01/25	7,139,293

		134,871,196

	Industrials (7.0%)

4,250,000	Air Transport Services Group, Inc.µ 1.125%, 10/15/24	4,825,918

4,150,000	Atlas Air Worldwide Holdings, Inc.^ 1.875%, 06/01/24	5,567,889

7,750,000	John Bean Technologies Corp.µ 0.250%, 05/15/26	7,249,815

4,750,000	Middleby Corp. 1.000%, 09/01/25	5,924,390

5,500,000	Parsons Corp.^ 0.250%, 08/15/25	6,076,785

10,750,000	Southwest Airlines Company^~ 1.250%, 05/01/25	13,591,977

21,750,000	Uber Technologies, Inc.^ 0.000%, 12/15/25	18,143,632

		61,380,406

	Information Technology (32.4%)

4,750,000	Akamai Technologies, Inc. 0.375%, 09/01/27	4,926,273

10,000,000	Bentley Systems, Inc. 0.125%, 01/15/26	9,284,100

11,750,000	Bill.com Holdings, Inc.*^ 0.000%, 04/01/27	9,611,147

11,250,000	Block, Inc. 0.125%, 03/01/25	11,517,187

6,750,000	Camtek Ltd.* 0.000%, 12/01/26	5,719,950

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

6,250,000	Confluent, Inc.* 0.000%, 01/15/27	$4,682,750

10,750,000	Coupa Software, Inc. 0.125%, 06/15/25	9,429,470

5,000,000	CyberArk Software, Ltd.^ 0.000%, 11/15/24	5,402,550

4,750,000	Datadog, Inc.µ 0.125%, 06/15/25	6,273,087

6,750,000	DigitalOcean Holdings, Inc.* 0.000%, 12/01/26	5,064,390

	Enphase Energy, Inc.µ

10,012,000	0.000%, 03/01/26	12,028,116

6,500,000	0.000%, 03/01/28^	8,094,710

6,250,000	Five9, Inc.µ 0.500%, 06/01/25	6,641,500

15,000,000	Microchip Technology, Inc.^ 0.125%, 11/15/24	15,815,850

5,000,000	MongoDB, Inc. 0.250%, 01/15/26	8,037,750

	Okta, Inc.

8,000,000	0.125%, 09/01/25	7,499,040

4,250,000	0.375%, 06/15/26	3,657,168

16,750,000	ON Semiconductor Corp.^ 0.000%, 05/01/27	23,397,740

9,500,000	Palo Alto Networks, Inc. 0.750%, 07/01/23	17,991,575

6,750,000	Perficient, Inc.*^ 0.125%, 11/15/26	5,865,615

2,250,000	Q2 Holdings, Inc. 0.750%, 06/01/26	1,950,953

12,250,000	Repay Holdings Corp.* 0.000%, 02/01/26	9,531,235

4,250,000	RingCentral, Inc. 0.000%, 03/01/25	3,540,633

	Shift4 Payments, Inc.^

15,000,000	0.000%, 12/15/25	12,813,000

765,000	0.500%, 08/01/27*	556,316

8,500,000	Silicon Laboratories, Inc.^ 0.625%, 06/15/25	11,386,175

12,750,000	Splunk, Inc.^ 1.125%, 06/15/27	10,943,452

10,750,000	Tyler Technologies, Inc.^ 0.250%, 03/15/26	11,302,657

13,250,000	Unity Software, Inc.* 0.000%, 11/15/26	9,886,885

7,000,000	Wix.com, Ltd.^ 0.000%, 08/15/25	5,746,860

5,711,000	Wolfspeed, Inc.* 0.250%, 02/15/28	5,450,750

5,750,000	Workday, Inc. 0.250%, 10/01/22	6,260,313

11,000,000	Zendesk, Inc.µ 0.625%, 06/15/25	10,723,680

3,500,000	Zscaler, Inc. 0.125%, 07/01/25	4,349,485

		285,382,362

	Materials (2.5%)

3,500,000	ATI, Inc. 3.500%, 06/15/25	6,099,590

3,750,000	Ivanhoe Mines, Ltd.*µ 2.500%, 04/15/26	4,027,762

5,407,000	Lithium Americas Corp.* 1.750%, 01/15/27	4,720,041

PRINCIPAL AMOUNT		VALUE

6,858,000	MP Materials Corp.* 0.250%, 04/01/26	$6,950,720

		21,798,113

	Real Estate (0.7%)

6,500,000	Pebblebrook Hotel Trust 1.750%, 12/15/26	6,440,850

	TOTAL CONVERTIBLE BONDS (Cost $778,188,861)	785,050,506

BANK LOANS (4.8%) ¡

	Airlines (0.4%)

880,000	AAdvantage Loyalty IP, Ltd.‡ 7.460%, 04/20/28 3 mo. LIBOR + 4.75%	869,000

825,000	Mileage Plus Holdings, LLC! 0.000%, 06/21/27	833,250

250,000	Mileage Plus Holdings, LLC‡ 7.313%, 06/21/27 3 mo. LIBOR + 5.25%	252,500

1,283,750	United Airlines, Inc.‡ 6.533%, 04/21/28 1 mo. LIBOR + 3.75%	1,240,905

		3,195,655

	Communication Services (0.5%)

1,264,250	Clear Channel Outdoor Holdings, Inc.‡ 6.306%, 08/21/26 3 mo. LIBOR + 3.50%	1,156,795

1,577,928	DIRECTV Financing, LLC‡ 7.372%, 08/02/27 1 mo. LIBOR + 5.00%	1,495,497

787,000	Entercom Media Corp.‡ 4.846%, 11/18/24 1 mo. LIBOR + 2.50%	699,694

315,341	Nexstar Broadcasting, Inc.‡ 4.872%, 09/18/26 1 mo. LIBOR + 2.50%	312,424

525,000	Univision Communications, Inc.‡ 6.254%, 06/08/29 3 mo. SOFR + 4.25%	508,376

		4,172,786

	Consumer Discretionary (1.0%)

321,912	Life Time Fitness, Inc.‡ 6.325%, 12/16/24 3 mo. LIBOR + 4.75%	318,290

515,000	Peloton Interactive, Inc.! 0.000%, 05/25/27	491,398

519,800	Penn National Gaming, Inc.‡ 5.177%, 05/03/29 1 mo. SOFR + 2.75%	509,729

1,812,063	Petco Health and Wellness Company, Inc.‡ 5.500%, 03/03/28 3 mo. LIBOR + 3.25%	1,758,688

2,614,915	PetSmart, Inc.‡ 6.120%, 02/11/28 1 mo. LIBOR + 3.75%	2,527,198

1,130,000	SkyMiles IP, Ltd.‡ 6.460%, 10/20/27 3 mo. LIBOR + 3.75%	1,144,408

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

1,198,014	TKC Holdings, Inc.‡ 7.000%, 05/15/28 3 mo. LIBOR + 5.50%	$1,102,172

1,752,975	WW International, Inc.‡ 5.880%, 04/13/28 1 mo. LIBOR + 3.50%	1,325,144

		9,177,027

	Consumer Staples (0.0%)

158,079	United Natural Foods, Inc.‡ 5.691%, 10/22/25 1 mo. LIBOR + 3.25%	156,490

	Financials (0.3%)

2,079,000	Jazz Financing Lux Sarl‡ 5.872%, 05/05/28 1 mo. LIBOR + 3.50%	2,035,695

286,729	Level 3 Financing, Inc.‡ 4.122%, 03/01/27 1 mo. LIBOR + 1.75%	276,558

		2,312,253

	Health Care (0.8%)

1,839,273	Amneal Pharmaceuticals, LLC‡ 5.813%, 05/04/25 1 mo. LIBOR + 3.50%	1,718,764

265,000	Bausch Health Companies, Inc.‡ 7.174%, 02/01/27 1 mo. SOFR + 5.25%	223,774

748,049	Icon Luxembourg Sarl‡ 4.563%, 07/03/28 3 mo. LIBOR + 2.25%	736,294

186,377	Icon Luxembourg Sarl‡ 4.563%, 07/03/28 3 mo. LIBOR + 2.25%	183,448

1,035,504	Mallinckrodt International Finance, SA‡ 7.253%, 09/30/27 3 mo. LIBOR + 5.25%	865,200

1,152,941	Padagis, LLC‡ 7.043%, 07/06/28 3 mo. LIBOR + 4.75%	1,095,294

2,630,104	Team Health Holdings, Inc.‡ 7.577%, 03/02/27 1 mo. SOFR + 5.25%	2,172,019

		6,994,793

	Industrials (0.7%)

514,800	ACProducts, Inc.‡ 6.482%, 05/17/28 6 mo. LIBOR + 4.25%	372,306

650,000	Air Canada‡ 4.250%, 08/11/28 3 mo. LIBOR + 3.50%	627,945

1,042,767	BW Gas & Convenience Holdings, LLC‡ 5.872%, 03/31/28 1 mo. LIBOR + 3.50%	1,003,663

1,046,045	Dun & Bradstreet Corp.‡ 4.874%, 02/06/26 3 mo. LIBOR + 3.25%	1,020,768

932,936	Granite Holdings US Acquisition Company‡ 6.250%, 09/30/26 3 mo. LIBOR + 4.00%	903,782

PRINCIPAL AMOUNT		VALUE

1,200,000	Scientific Games International, Inc.‡ 5.044%, 04/14/29 1 mo. SOFR + 3.00%	$1,175,502

805,000	Sinclair Television Group, Inc.‡ 6.177%, 04/21/29 1 mo. SOFR + 3.75%	751,669

		5,855,635

	Information Technology (0.6%)

1,073,674	Banff Merger Sub, Inc.‡ 6.122%, 10/02/25 1 mo. LIBOR + 3.75%	1,036,611

1,267,500	Camelot U.S. Acquisition, LLC‡ 5.372%, 10/30/26 1 mo. LIBOR + 3.00%	1,239,970

694,425	Camelot U.S. Acquisition, LLC‡ 5.372%, 10/30/26 1 mo. LIBOR + 3.00%	678,801

270,000	CDK Global, Inc.‡ 6.610%, 07/06/29 3 mo. SOFR + 4.50%	262,981

1,045,000	II-VI, Inc.! 0.000%, 07/02/29	1,019,742

1,455,000	VFH Parent, LLC‡ 5.201%, 01/13/29 1 mo. SOFR + 3.00%	1,407,101

		5,645,206

	Materials (0.1%)

757,563	Innophos, Inc.‡ 5.872%, 02/05/27 1 mo. LIBOR + 3.50%	736,730

518,700	LSF11 A5 Holdco, LLC‡ 5.030%, 10/15/28 3 mo. SOFR + 3.50%	502,708

		1,239,438

	Other (0.1%)

1,325,000	ChampionX Corp.‡ 5.080%, 06/07/29 1 mo. SOFR + 3.25%	1,320,031

	Special Purpose Acquisition Companies (0.3%)

967,500	AP Core Holdings II, LLC‡ 7.872%, 09/01/27 1 mo. LIBOR + 5.50%	916,107

530,000	Clydesdale Acquisition Holdings, Inc.‡ 6.602%, 04/13/29 1 mo. SOFR + 4.18%	510,607

264,338	Fertitta Entertainment, LLC‡ 6.327%, 01/27/29 1 mo. SOFR + 4.00%	252,807

1,130,000	Oscar AcquisitionCo, LLC‡ 6.109%, 04/29/29 3 mo. SOFR + 4.50%	1,033,775

		2,713,296

	TOTAL BANK LOANS (Cost $45,165,381)	42,782,610

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
U.S. GOVERNMENT AND AGENCY SECURITIES (2.7%)

	Other (2.7%)

	U.S. Treasury Note

14,750,000	2.500%, 05/31/24^	$14,639,087

9,250,000	2.500%, 04/30/24µ	9,180,264

	TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $23,996,744)	23,819,351

NUMBER OF SHARES		VALUE
CONVERTIBLE PREFERRED STOCKS (14.0%)

	Communication Services (1.6%)

11,250	T-Mobile Exchangeable Trust* 5.250%, 06/01/23	13,545,011

	Consumer Discretionary (1.2%)

86,550	Aptiv, PLC^ 5.500%, 06/15/23	10,495,919

	Energy (0.0%)

29	Gulfport Energy Operating Corp. 10.000%, 08/29/22 15.00% PIK rate	191,400

	Financials (1.4%)

5,000	Bank of America Corp.^‡‡ 7.250%,	6,220,250

91,925	KKR & Company, Inc.^ 6.000%, 09/15/23	6,434,750

		12,655,000

	Health Care (2.3%)

78,100	Boston Scientific Corp. 5.500%, 06/01/23	8,498,842

7,520	Danaher Corp.µ 5.000%, 04/15/23	11,444,312

		19,943,154

	Information Technology (2.3%)

12,230	Broadcom, Inc. 8.000%, 09/30/22	20,519,494

	Utilities (5.2%)

154,145	AES Corp.µ^ 6.875%, 02/15/24	13,990,200

134,900	American Electric Power Company, Inc.^ 6.125%, 08/15/23	7,457,272

	NextEra Energy, Inc.

194,315	6.219%, 09/01/23^	10,275,377

151,240	4.872%, 09/01/22	9,284,624

85,265	5.279%, 03/01/23	4,472,149

		45,479,622

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $110,737,787)	122,829,600

NUMBER OF SHARES		VALUE
COMMON STOCKS (0.7%)

	Communication Services (0.0%)

21,970	Altice USA, Inc. - Class A#	$230,905

7,383	Cumulus Media, Inc. - Class A^#	58,621

		289,526

	Energy (0.6%)

42,604	Calfrac Well Services, Ltd.#&	157,209

10,051	Chaparral Energy, Inc. - Class A#&	532,703

3,106	Chesapeake Energy Corp.	292,492

72,575	Energy Transfer, LP	820,823

43,085	Enterprise Products Partners, LP	1,151,662

7,238	Ep Energy Corp.&#	61,523

13,895	Magellan Midstream Partners, LP~	715,593

3,915	Schlumberger, NV	144,972

16,148	Superior Energy Services, Inc.&#	968,880

9,185	Williams Companies, Inc.	313,117

		5,158,974

	Health Care (0.0%)

15,649	Mallinckrodt, PLC#	273,857

	Special Purpose Acquisition Company (0.1%)

12,274	Intelsat Emergence, SA#&	337,535

	TOTAL COMMON STOCKS (Cost $8,386,167)	6,059,892

WARRANTS (0.0%) #

	Energy (0.0%)

5,271	Denbury, Inc. 09/18/25, Strike $32.59	242,571

1,922	Denbury, Inc. 09/18/23, Strike $35.41	73,036

52,447	Mcdermott International, Ltd.& 06/30/27, Strike $15.98	5

47,202	Mcdermott International, Ltd. 06/30/27, Strike $12.33	5

	TOTAL WARRANTS (Cost $307,618)	315,617

PREFERRED STOCKS (0.5%)

	Consumer Discretionary (0.1%)

6,662	Guitar Center, Inc.&	796,109

	Energy (0.3%)

52,303	NuStar Energy, LP^‡ 7.673%, 08/29/22 3 mo. USD LIBOR + 5.64%	1,095,748

23,550	NuStar Energy, LP‡ 8.769%, 08/29/22 3 mo. USD LIBOR + 6.77%	564,022

47,000	NuStar Logistics, LP‡ 9.246%, 01/15/43 3 mo. USD LIBOR + 6.73%	1,174,060

		2,833,830

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

NUMBER OF SHARES		VALUE

	Financials (0.1%)

20,757	B Riley Financial, Inc. 5.250%, 08/31/28	$456,447

	TOTAL PREFERRED STOCKS (Cost $4,448,688)	4,086,386

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
PURCHASED OPTION (0.3%) #

	Consumer Discretionary (0.3%)

340	Tesla, Inc.

30,309,300	Put, 11/18/22, Strike $800.00 (Cost $2,843,729)	2,333,250

TOTAL INVESTMENTS (152.4%) (Cost $1,364,240,153)		1,340,556,730

MANDATORY REDEEMABLE PREFERRED
SHARES, AT LIQUIDATION VALUE (-20.6%)		(181,500,000)

LIABILITIES, LESS OTHER ASSETS (-31.8%)		(279,467,604)

NET ASSETS (100.0%)		$879,589,126

WRITTEN OPTION (-0.1%) #

	Consumer Discretionary (-0.1%)

170	Tesla, Inc.

15,154,650	Call, 11/18/22, Strike $1,000.00 (Premium $890,105)	(1,206,575)

NOTES TO SCHEDULE OF INVESTMENTS

*

Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $206,016,435.
^	Security, or portion of security, is on loan.
@	In default status and considered non-income producing.
‡	Variable rate security. The rate shown is the rate in effect at July 31, 2022.
&	Illiquid security.
~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $8,850,978.
¡	Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.
!

This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.

‡‡	Perpetual maturity.
#	Non-income producing security.

Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Note 1 – Organization and Significant Accounting Policies

Organization. Calamos Convertible and High Income Fund (the “Fund”) was organized as a Delaware statutory trust on March 12, 2003 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on May 28, 2003.

The Fund’s investment strategy is to provide total return through a combination of capital appreciation and current income. Under normal circumstances, the Fund will invest at least 80% of its managed assets in a diversified portfolio of convertibles and below investment grade (high yield) non-convertible debt securities and under normal circumstances, the Fund will invest at least 20% of its managed assets in convertible securities and at least 20% of its managed assets in below investment grade (high yield/high risk) non-convertible debt securities. The Fund invests in securities with a broad range of maturities. The average term to maturity of the Fund’s securities typically will range from five to ten years. “Managed assets” means the Fund’s total assets (including any assets attributable to any leverage that may be outstanding) minus total liabilities (other than debt representing financial leverage).

Significant Accounting Policies. The Schedule of Investments has been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following summarizes the significant accounting policies of the Fund:

Fund Valuation. The valuation of the Fund’s investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time each Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time the Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued either by an independent pricing agent approved by the board of trustees or based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s net asset value (“NAV”).

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Note 2 – Investments

The cost basis of investments for federal income tax purposes at January 31, 2022 was as follows*:

Cost basis of investments	$1,429,188,603

Gross unrealized appreciation	208,507,399
Gross unrealized depreciation	(69,145,153)

Net unrealized appreciation (depreciation)	$139,362,246

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Note 3 – Mandatory Redeemable Preferred Shares

The Fund issued MRPS on August 24, 2021 and September 6, 2017. On August 24, 2021, 2,860,000 MRPS were issued with an aggregate liquidation preference of $71.5 million. On September 6, 2017, 4,400,000 MRPS were issued with an aggregate liquidation preference of $110.0 million. Offering costs incurred by the Fund in connection with the MRPS issuance are aggregated with the outstanding liability and are being amortized to Interest expense and amortization of offering costs on MRPS over the respective life of each series of MRPS and shown in the Statement of Operations.

The MRPS are divided into five series with different mandatory redemption dates and dividend rates. The table below summarizes the key terms of each series of the MRPS at July 31, 2022.

Series	Term Redemption Date	Dividend Rate	Shares (000’s)	Liquidation Preference Per Share	Aggregate Liquidation Preference
Series A*	9/06/22	3.70%	1,460	$25	$36,500,000
Series B	9/06/24	4.00%	1,460	$25	$36,500,000
Series C	9/06/27	4.24%	1,480	$25	$37,000,000
Series D	8/24/26	2.45%	1,400	$25	$35,000,000
Series E	5/24/27	2.68%	1,460	$25	$36,500,000

				Total	$181,500,000

*	Series A MRPS were called for redemption and to be redeemed at $25.01 per share on September 6, 2022. Dividends on the Series A Shares to be redeemed will cease accumulating on the redemption date.

The MRPS are not listed on any exchange or automated quotation system. The MRPS are considered debt of the issuer; therefore, the liquidation preference, which approximates fair value of the MRPS, is recorded as a liability in the Statement of Assets and Liabilities net of deferred offering costs. The MRPS are categorized as Level 2 within the fair value hierarchy.

Previously, Series A, B, and C of the MRPS had been assigned a rating of “AA” by Fitch Ratings, Inc. (“Fitch”). As of December 17, 2020, Kroll Bond Rating Agency LLC (“Kroll”) replaced Fitch as the rating agency for the MRPS. Series A, B, and C of the MRPS have been assigned a rating of `AA-’ by Kroll. As of August 24, 2021, the Series D MRPS and Series E MRPS have each been assigned a rating of `AA-’ by Kroll. If the ratings of the MRPS are downgraded, the Fund’s dividend expense may increase, as described below.

Holders of MRPS are entitled to receive monthly cumulative cash dividends payable on the first business day of each month. The MRPS currently are rated “AA-” by Kroll. If on the first day of a monthly dividend period the MRPS of any class are rated lower than “A” by Kroll, the dividend rate for such period shall be increased by 0.5%, 2.0% or 4.0% according to an agreed upon schedule. The MRPS’ dividend rate is also subject to increase during periods when the Fund has not made timely payments to MRPS holders and/or the MRPS do not have a current credit rating, subject to various terms and conditions. Dividends accrued and paid to the shareholders of MRPS are included in “Interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares” within the Statement of Operations.

With regard to the Series A MRPS, Series B MRPS or Series C MRPS, so long as any MRPS are outstanding, the Fund will not declare, pay or set apart for payment any dividend or other distribution (other than non-cash distributions) with respect to Fund shares ranking junior to or on parity with the MRPS, unless (1) the Fund has satisfied the MRPS Overcollateralization Test (as defined below) on at least one “valuation date” in the preceding 65 calendar days, (2) immediately after such transaction the Fund would satisfy the MRPS Asset Coverage Test (as defined below), (3) full cumulative dividends on the MRPS due on or prior to the date of the transaction have been declared and paid to the holders of MRPS and (4) the Fund has redeemed the full number of MRPS required to be redeemed by any provision for mandatory redemption or deposited sufficient monies with the Fund’s paying agent for that purpose, subject to certain grace periods and exceptions.

MRPS Asset Coverage Test: Asset coverage with respect to all outstanding senior securities and preferred shares, including the MRPS, determined in accordance with Section 18(h) of the 1940 Act, on the basis of values calculated as of a time within 48 hours (not including Sundays or holidays) next preceding the time of determination, must be greater than or equal to 225%.

MRPS Overcollateralization Test: So long as Fitch or any other NSRSO, such as Kroll, is then rating any class of the outstanding MRPS pursuant to the request of the Fund, satisfaction of only those overcollateralization ratios applicable to closed-end fund issuers with the same rating(s) as the Fund’s MRP Shares’ then-current rating(s) issued by Fitch or such other NSRSO, such as Kroll, by application of the applicable rating agency guidelines.

With regard to Series D MRPS and Series E MRPS, for so long as any MRPS are Outstanding, the Fund will not declare, pay or set apart for payment any dividend or other distribution (other than a dividend or distribution paid in shares of, or options, warrants or rights to subscribe for or purchase, Common Shares or other shares of beneficial interest, if any, ranking junior to the MRPS as to dividends or upon liquidation (collectively “non-cash distributions”) with respect to Common Shares or any other shares of the Series or Fund ranking junior to or on a parity with the MRPS as to dividends or upon liquidation, or call for redemption, redeem, purchase or otherwise acquire for consideration any

Common Shares or any other such junior shares (except by conversion into or exchange for shares of the Fund ranking junior to the MRPS as to dividends and upon liquidation) or any such parity shares (except by conversion into or exchange for shares of the Fund ranking junior to or on a parity with the MRPS as to dividends and upon liquidation), unless (1) immediately after such transaction the Fund would satisfy the MRPS Asset Coverage Test, (2) full cumulative dividends on the MRPS due on or prior to the date of the transaction have been declared and paid to the Holders of MRPS, and (3) the Fund has redeemed the full number of MRPS required to be redeemed by any provision for mandatory redemption contained in Section 3(a) or deposited sufficient monies with the Paying Agent for that purpose (without regard to the provisions of the Special Proviso); provided that the Fund may make any distributions reasonably necessary for the Fund to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code and to avoid excise tax under Section 4982 of the Internal Revenue Code (“Tax Required Payments”). For the avoidance of doubt, any such Tax Required Payments would only be paid to holders of Common Shares after full cumulative dividends due on or prior to the date of the applicable distribution and any mandatory redemptions occurring on or prior to the date of the applicable distribution have been paid to the holders of MRPS.

Except as otherwise required pursuant to the Fund’s governing documents or applicable law, the holders of the MRPS have one vote per share and vote together with the holders of common stock of the Fund as a single class except on matters affecting only the holders of MRPS or the holders of common stock. Pursuant to the 1940 Act, holders of the MRPS have the right to elect at least two trustees of the Fund, voting separately as a class. Except during any time when the Fund has failed to make a dividend or redemption payment in respect of MRPS outstanding, the holders of MRPS have agreed to vote in accordance with the recommendation of the board of trustees on any matter submitted to them for their vote or to the vote of shareholders of the Fund generally.